Related Party Transactions (Details Textual) (USD $)	12 Months Ended		1 Months Ended			3 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 22, 2014	Jul. 10, 2012	Sep. 29, 2011	Mar. 31, 2015	Mar. 31, 2014	Aug. 02, 2011	Jun. 05, 2013	Oct. 04, 2014	Oct. 04, 2013
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 0	$ 459,000
Proceeds from Issuance of Common Stock	6,000	0
Stock Issued During Period, Value, New Issues	9,294,000	5,000,000
Private Placement [Member]
Related Party Transaction [Line Items]
Perccentage Of Cash Payment			7.00%
Young America Capital LLC [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, New Issues			3,000,000
Payments of Stock Issuance Costs			474,600
Todd Slater [Member]
Related Party Transaction [Line Items]
Commission Rate to Related Party				15.00%	15.00%
Fees Earned Separate from Buy Out Payment	85,000	46,000				8,000	21,000
Related Party Transaction, Amounts of Transaction				163,000
Adam Dweck [Member]
Related Party Transaction [Line Items]
Commission Rate to Related Party								5.00%
Fees Earned Separate from Buy Out Payment	25,000	13,000				7,000	6,000
Warrants Exercise Price One	$ 5.00
Related Party Transaction Amounts Of Transaction One	500,000
Warrants Issued To Purchase Common Stock Two	12,500									2,500	25,000
Warrants Exercise Price Two	$ 5.00										$ 5.00
Related Party Transaction Amounts Of Transaction Two	1,000,000
Warrants Issued To Purchase Common Stock Three	25,000
Related Party Transaction Amounts Of Transaction Three	2,000,000
Warrant Vested During First Milestone	12,500										12,500
Warrant Vested During Second Milestone	12,500									12,500
Warrant Issued To Purchase Common Stock	2,500
Accumulated Royalties One	500,000
Accumulated Royalties Two	1,000,000
Investment Warrants Expiration Date	Aug. 02, 2016
Threadstone Advisors, LLC [Member]
Related Party Transaction [Line Items]
Fees Earned Separate from Buy Out Payment									280,000
Proceeds from Issuance Initial Public Offering									4,000,000
Equity Method Investment, Ownership Percentage									5.00%
DiSanto Trust [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Shares, Common Stock									285,715
Stock Issued During Period, Shares, Purchase Of Warrants									62,500
Proceeds from Issuance of Common Stock									1,000,000
Director [Member] | Young America Capital LLC [Member]
Related Party Transaction [Line Items]
Payments of Stock Issuance Costs			439,005